UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-07885

Name of Fund: Master Enhanced Small Cap Series of Quantitative
              Master Series Trust

Fund Address: P.O. Box 9011
              Princeton, NJ  08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, Master Enhanced Small Cap Series of Quantitative Master Series Trust, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address:
      P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 12/31/04

Date of reporting period: 01/01/04 - 12/31/04

Item 1 - Report to Stockholders

Enhanced Small Cap Series

Annual Report, December 31, 2004

Market and Economic Environment

Despite some suspense along the way, 2004 proved to be a positive year for U.S. equity markets, as the benchmark Standard & Poor's (S&P) SmallCap 600 Index returned +22.65% for the 12 months ended December 31, 2004. The first and second quarters of 2004 brought about positive gains, with the S&P SmallCap 600 Index returning +6.22% and +3.60%, respectively. The Index slid in the third quarter, returning -1.37%, but experienced a strong bounce back in the fourth quarter, with a return of +13.00%.

Economic news was mixed for much of the first three quarters of 2004 before turning generally positive in the fourth quarter. The first quarter was impacted positively by good productivity and gross domestic product (GDP) numbers, but set back by the railroad bombing in Madrid, Spain, which caused market volatility to increase substantially. Renewed fears of terrorist attacks cast the long shadow of geopolitical unrest on equity markets around the world heading into the second quarter. The aura of uncertainty was exacerbated by such factors as persistent violence in Iraq, record-high oil prices and mixed, though slowly improving, U.S. economic data. As the second quarter drew to a close, the drumbeat of presidential election drama gradually swelled in the United States.

In the third quarter, the course of economic news began to slowly point toward a strengthening economy. But despite better-than-expected corporate earnings and Federal Reserve (Fed) Chairman Alan Greenspan's congressional testimony that his outlook on economic growth remained constructive, a number of challenges hampered the U.S. equity market in the third quarter. Election buildup, a shifting Fed policy and higher oil prices fanned the flames of fear that the U.S. economy would slow.

The fourth quarter, however, proved to be the breakout that investors were looking for in the U.S. equity markets. Negative October news segued into positive November and December news. As a result of moderating oil prices, unwinding of the election uncertainty, reasonably good economic and earnings news, and the beginning of the seasonally strong year-end period, the market experienced a positive post-election bounce. As expected, the Fed continued to raise the federal funds rate throughout the year, more than doubling it from 1% to 2.25% by December 31, 2004.

Small-capitalization and mid-capitalization stocks generally outperformed their large-capitalization counterparts, with the S&P SmallCap 600 Index returning +22.65%, the S&P MidCap 400 Index returning +16.48%, and the S&P 500 Index of large-cap stocks returning +10.88% for the year.

Portfolio Matters

For the 12-month period ended December 31, 2004, the Enhanced Small Cap Series had a total return of +22.50% (net return, master level), generally pacing the +22.65% return of the benchmark S&P SmallCap 600 Index. Our stock selection strategies were the primary performance detractors over the year, while our stock substitution strategies added to performance.

Stock Selection

The goal of our stock selection process is to use quantitative screens to determine if a stock might outperform or underperform the market. Each security is analyzed using quantitative screens designed to capture various factors and to provide signals that inform our investment decisions. These signals might include, but are not limited to, earnings quality, valuations, earnings surprise, equity issuance, short interest and price momentum.

The stock selection process was slightly negative in the first quarter. Positive contributions to performance came from the value and small cap signals, while the low price signal detracted from performance. Stock selection also was negative in the second quarter, with earnings surprise, momentum and initial public offering (IPO) signals hampering performance. On the other hand, the value and short interest signals contributed to performance.

In the third quarter, our stock selection process was slightly positive, with the value signal contributing most to performance. Earnings surprise and price momentum signals also were positive. The largest negative contributions to performance in the third quarter came from the equity issuance signal. The short interest signal had a slightly negative effect as well.

Finally, stock selection was negative in the fourth quarter. While the price momentum signal contributed the most to performance, the largest negative impact came from the earnings surprise, earnings quality and short interest signals. Turn-of-the-year signals were flat.

Stock Substitution

We apply stock substitution opportunistically as a value-added trading strategy. The goal is to try to take advantage of temporary strength in a security that might occur due to a corporate acquisition, corporate restructuring or index composition change. We also might employ convertible bond substitution when opportunities exist, taking a position in a convertible security as a cheaper alternative to a company's stock.

The stock substitution process was slightly positive for the first quarter. Index changes were approximately flat, with trades related to the Morgan Stanley Capital International (MSCI) Index rebalance and U.S. Bancorp's spin-off of

Piper Jaffery being among the more notable contributions. Merger arbitrage activity increased significantly and several new deals were initiated, including the Fleet Bank Boston/Bank of America merger and JPMorgan's acquisition of BancOne. Additionally, the merger of Concord and First Data Corp. closed in February.

Stock substitution was negative for the second quarter. Of particular note was the rebalancing of the Russell indexes. Due to the overlap between the Russell 2000 Index and the S&P SmallCap 600 Index, there was an opportunity to add value using a trading strategy that involved overweighting index additions prior to the rebalance date to take advantage of an expected run-up in demand. This year, the Russell 2000 additions underperformed because of selling activity from arbitrageurs in the final days before the rebalance.

Stock substitution was flat for the third quarter. A positive contribution from our structural index changes was negated by underperformance in mergers. Several of our merger deals widened out considerably due to changes in the terms of the transactions. We were able to initiate several convertible positions during the quarter as well.

Finally, our stock substitution process was positive for the fourth quarter. Contributing to performance were structural index changes, highlighted by syndicate deals and S&P SmallCap 600 Index changes.

Year-End Strategy

In October, we introduced an earnings quality signal in the portfolio. We also removed the price momentum signal at the completion of the tax-loss selling by mutual funds. In December, we removed the earnings surprise signal and established turn-of-the-year positions via reverse momentum, low price and small cap signals.

                                                Master Enhanced Small Cap Series

Schedule of Investments as of December 31, 2004

Industry#                                      Shares Held    Common Stocks                                                    Value
------------------------------------------------------------------------------------------------------------------------------------
Aerospace & Defense - 2.5%                          10,400  + AAR Corp.                                                $     141,648
                                                     3,500    Applied Signal Technology, Inc.                                123,375
                                                    14,700  + Armor Holdings, Inc.                                           691,194
                                                     6,900  + Ceradyne, Inc.                                                 394,749
                                                    12,700    Cubic Corp.                                                    319,659
                                                     9,800    Curtiss-Wright Corp.                                           562,618
                                                    12,500  + DRS Technologies, Inc.                                         533,875
                                                     8,300    EDO Corp.                                                      263,525
                                                     5,650    Engineered Support Systems, Inc.                               334,593
                                                    11,500  + Esterline Technologies Corp.                                   375,475
                                                    21,300    GenCorp, Inc.                                                  395,541
                                                     4,800    Kaman Corp. Class A                                             60,720
                                                     7,500  + Mercury Computer Systems, Inc.                                 222,600
                                                     9,350  + Moog, Inc. Class A                                             424,022
                                                    13,500  + Teledyne Technologies, Inc.                                    397,305
                                                     5,800  + Triumph Group, Inc.                                            229,100
                                                                                                                       -------------
                                                                                                                           5,469,999
------------------------------------------------------------------------------------------------------------------------------------
Air Freight & Logistics - 0.4%                      19,700  + EGL, Inc.                                                      588,833
                                                     8,900  + Forward Air Corp.                                              397,830
                                                                                                                       -------------
                                                                                                                             986,663
------------------------------------------------------------------------------------------------------------------------------------
Airlines - 0.5%                                     42,800  + Frontier Airlines, Inc.                                        488,348
                                                    13,000  + Mesa Air Group, Inc.                                           103,220
                                                    23,700    Skywest, Inc.                                                  475,422
                                                                                                                       -------------
                                                                                                                           1,066,990
------------------------------------------------------------------------------------------------------------------------------------
Auto Components - 0.2%                               4,500    American Axle & Manufacturing Holdings, Inc.                   137,970
                                                    16,000    Delphi Corp.                                                   144,320
                                                     4,500  + Midas, Inc.                                                     90,000
                                                     4,800    Standard Motor Products, Inc.                                   75,840
                                                                                                                       -------------
                                                                                                                             448,130
------------------------------------------------------------------------------------------------------------------------------------
Automobiles - 0.8%                                   3,100    Coachmen Industries, Inc.                                       53,816
                                                    21,900  + Fleetwood Enterprises, Inc.                                    294,774
                                                    40,400    Monaco Coach Corp.                                             831,028
                                                    13,900    Winnebago Industries                                           542,934
                                                                                                                       -------------
                                                                                                                           1,722,552
------------------------------------------------------------------------------------------------------------------------------------
Biotechnology - 0.2%                                12,000  + Arqule, Inc.                                                    69,480
                                                     1,926  + Enzo Biochem, Inc.                                              37,499
                                                    19,500  + Regeneron Pharmaceuticals, Inc.                                179,595
                                                    25,100  + Savient Pharmaceuticals, Inc.                                   68,021
                                                                                                                       -------------
                                                                                                                             354,595
------------------------------------------------------------------------------------------------------------------------------------
Building Products - 1.0%                             7,500    Apogee Enterprises, Inc.                                       100,575
                                                     6,500    ElkCorp                                                        222,430
                                                    12,200  + Griffon Corp.                                                  329,400
                                                    24,900    Lennox International, Inc.                                     506,715
                                                    21,300    Simpson Manufacturing Co., Inc.                                743,370
                                                     7,700    Universal Forest Products, Inc.                                334,180
                                                                                                                       -------------
                                                                                                                           2,236,670
------------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 0.5%                              53,500  + Investment Technology Group, Inc.                            1,070,000
                                                       900  + Piper Jaffray Cos.                                              43,155
                                                     4,700    SWS Group, Inc.                                                103,024
                                                                                                                       -------------
                                                                                                                           1,216,179
------------------------------------------------------------------------------------------------------------------------------------
Chemicals - 2.0%                                    16,800    Arch Chemicals, Inc.                                           483,504
                                                    13,900    Cambrex Corp.                                                  376,690
                                                     3,100    Georgia Gulf Corp.                                             154,380
                                                    13,000    H.B. Fuller Co.                                                370,630
                                                    13,900  + Headwaters, Inc.                                               396,150
                                                    11,100    MacDermid, Inc.                                                400,710
                                                     6,000  + Material Sciences Corp.                                        107,940
                                                    10,600  + OM Group, Inc.                                                 343,652
                                                    16,600  + Omnova Solutions, Inc.                                          93,292
                                                     3,700    Penford Corp.                                                   58,201
                                                   108,400  + PolyOne Corp.                                                  982,104
                                                     4,000    Quaker Chemical Corp.                                           99,360
                                                    15,200    Schulman A, Inc.                                               325,432
                                                    13,300    Wellman, Inc.                                                  142,177
                                                                                                                       -------------
                                                                                                                           4,334,222
------------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 5.7%                              6,900    Boston Private Financial Holdings, Inc.                        194,373
                                                    21,000    Chittenden Corp.                                               603,330
                                                    12,600    Community Bank System, Inc.                                    355,950
                                                    21,600    East-West Bancorp, Inc.                                        906,336
                                                    16,600    First Bancorp                                                1,054,266
                                                    18,400    First Midwest Bancorp, Inc.                                    667,736

                                                Master Enhanced Small Cap Series

Industry#                                      Shares Held    Common Stocks                                                    Value
------------------------------------------------------------------------------------------------------------------------------------
Commercial Banks                                     6,800    First Republic Bank                                      $     360,400
(concluded)                                         16,600    Gold Banc Corp., Inc.                                          242,692
                                                    18,700    Hudson United Bancorp                                          736,406
                                                     8,600    Irwin Financial Corp.                                          244,154
                                                     8,300    Nara Bancorp, Inc.                                             176,541
                                                     8,400    PrivateBancorp, Inc.                                           270,732
                                                    15,300    Provident Bankshares Corp.                                     556,461
                                                    27,346    Republic Bancorp, Inc.                                         417,847
                                                    13,200    Riggs National Corp.                                           280,632
                                                    29,600    The South Financial Group, Inc.                                962,888
                                                    31,300    Southwest Bancorp of Texas, Inc.                               728,977
                                                    18,600    Sterling Bancshares, Inc.                                      265,422
                                                    21,400    Susquehanna Bancshares, Inc.                                   533,930
                                                    26,800    Trustco Bank Corp.                                             369,572
                                                    17,500    UCBH Holdings, Inc.                                            801,850
                                                    20,652    Umpqua Holdings Corp.                                          520,637
                                                     8,300    United Bankshares, Inc.                                        316,645
                                                    15,700    Whitney Holding Corp.                                          706,343
                                                     7,900    Wintrust Financial Corp.                                       449,984
                                                                                                                       -------------
                                                                                                                          12,724,104
------------------------------------------------------------------------------------------------------------------------------------
Commercial Services & Supplies - 4.0%               19,300    ABM Industries, Inc.                                           380,596
                                                    11,000  + Administaff, Inc.                                              138,710
                                                     3,700    Angelica Corp.                                                 100,085
                                                    11,600    Bowne & Co., Inc.                                              188,616
                                                     5,500    Brady Corp.                                                    344,135
                                                     8,200    CDI Corp.                                                      175,316
                                                     3,200    CPI Corp.                                                       43,488
                                                    17,100    Central Parking Corp.                                          259,065
                                                    12,000  + Consolidated Graphics, Inc.                                    550,800
                                                     9,500    G&K Services, Inc. Class A                                     412,490
                                                     7,900  + Heidrick & Struggles International, Inc.                       270,733
                                                    18,300  + Imagistics International, Inc.                                 615,978
                                                     2,700  + Insurance Auto Auctions, Inc.                                   60,534
                                                     9,400  + Ionics, Inc.                                                   407,396
                                                    11,500    John H. Harland Co.                                            415,150
                                                    14,900  + Labor Ready, Inc.                                              252,108
                                                    11,300  + NCO Group, Inc.                                                292,105
                                                    10,500  + On Assignment, Inc.                                             54,495
                                                    52,500  + PRG-Schultz International, Inc.                                264,075
                                                     1,900  + School Specialty, Inc.                                          73,264
                                                    15,900  + Sourcecorp                                                     303,849
                                                    30,200  + Spherion Corp.                                                 253,680
                                                     7,600    The Standard Register Co.                                      107,312
                                                    20,800  + Tetra Tech, Inc.                                               348,192
                                                    14,600  + United Stationers, Inc.                                        674,520
                                                     4,100  + Vertrue, Inc.                                                  154,857
                                                     7,600    Viad Corp.                                                     216,524
                                                     5,500  + Volt Information Sciences, Inc.                                161,645
                                                    19,750  + Waste Connections, Inc.                                        676,438
                                                    29,400    Watson Wyatt & Co. Holdings                                    792,330
                                                                                                                       -------------
                                                                                                                           8,988,486
------------------------------------------------------------------------------------------------------------------------------------
Communications Equipments - 1.6%                         1  + Andrew Corp                                                         14
                                                     4,600    Bel Fuse, Inc.                                                 155,434
                                                    47,200    Belden CDT, Inc.                                             1,095,040
                                                    14,100    Black Box Corp.                                                677,082
                                                     5,300  + Brooktrout, Inc.                                                63,653
                                                    21,600  + C-COR, Inc.                                                    200,880
                                                     6,700  + Digi International, Inc.                                       115,173
                                                    29,500  + Harmonic, Inc.                                                 246,030
                                                    10,700    Inter-Tel, Inc.                                                292,966
                                                    10,100  + Network Equipment Technologies, Inc.                            99,182
                                                     8,600  + PC-Tel, Inc.                                                    68,198
                                                    15,500  + Symmetricom, Inc.                                              150,505
                                                     5,500  + Tollgrade Communications, Inc.                                  67,320
                                                    10,900  + Viasat, Inc.                                                   264,543
                                                                                                                       -------------
                                                                                                                           3,496,020
------------------------------------------------------------------------------------------------------------------------------------
Computers & Peripherals - 1.2%                     120,400  + Adaptec, Inc.                                                  913,836
                                                    14,100  + Avid Technology, Inc.                                          870,675
                                                    10,800  + Hutchinson Technology, Inc.                                    373,356
                                                    30,300  + Pinnacle Systems, Inc.                                         184,830
                                                     6,400  + SBS Technologies, Inc.                                          89,344

                                                Master Enhanced Small Cap Series

Industry#                                      Shares Held    Common Stocks                                                    Value
------------------------------------------------------------------------------------------------------------------------------------
Computers & Peripherals                             10,500  + Synaptics, Inc.                                          $     321,090
(concluded)                                                                                                            -------------
                                                                                                                           2,753,131
------------------------------------------------------------------------------------------------------------------------------------
Construction & Engineering - 0.7%                    6,300  + EMCOR Group, Inc.                                              284,634
                                                    41,000  + URS Corp.                                                    1,316,100
                                                                                                                       -------------
                                                                                                                           1,600,734
------------------------------------------------------------------------------------------------------------------------------------
Construction Materials - 0.7%                       16,850    Florida Rock Industries, Inc.                                1,003,080
                                                     9,800    Texas Industries, Inc.                                         611,324
                                                                                                                       -------------
                                                                                                                           1,614,404
------------------------------------------------------------------------------------------------------------------------------------
Consumer Finance - 0.3%                             11,500    Cash America International, Inc.                               341,895
                                                    10,300  + Rewards Network, Inc.                                           72,100
                                                     7,700  + World Acceptance Corp.                                         211,827
                                                                                                                       -------------
                                                                                                                             625,822
------------------------------------------------------------------------------------------------------------------------------------
Containers & Packaging - 0.8%                       14,700    Aptargroup, Inc.                                               775,866
                                                    11,500  + Caraustar Industries, Inc.                                     193,430
                                                    17,900    Chesapeake Corp.                                               486,164
                                                     9,340    Myers Industries, Inc.                                         119,552
                                                    11,500    Rock-Tenn Co. Class A                                          174,340
                                                                                                                       -------------
                                                                                                                           1,749,352
------------------------------------------------------------------------------------------------------------------------------------
Distributors - 0.0%                                  7,900    Advanced Marketing Services                                     79,474
------------------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services - 0.6%                1,000  + CapitalSource, Inc.                                             25,670
                                                     8,300    Financial Federal Corp.                                        325,360
                                                     5,435    iShares S&P SmallCap 600 Index Fund (a)                        883,894
                                                                                                                       -------------
                                                                                                                           1,234,924
------------------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication Services - 0.3%        7,631  + Commonwealth Telephone Enterprises, Inc                        378,955
                                                    22,800  + General Communication Class A                                  251,712
                                                                                                                       -------------
                                                                                                                             630,667
------------------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 0.9%                           12,166    Allete, Inc.                                                   447,100
                                                     6,200    CH Energy Group, Inc.                                          297,910
                                                     5,000    Central Vermont Public Service Corp.                           116,300
                                                    17,400    Cleco Corp.                                                    352,524
                                                    19,600  + El Paso Electric Co.                                           371,224
                                                     2,100    Green Mountain Power Corp.                                      60,543
                                                    14,200    Unisource Energy Corp.                                         342,362
                                                                                                                       -------------
                                                                                                                           1,987,963
------------------------------------------------------------------------------------------------------------------------------------
Electrical Equipment - 1.5%                         12,100    A.O. Smith Corp.                                               362,274
                                                    17,400    Acuity Brands, Inc.                                            553,320
                                                         4  + American Superconductor Corp.                                       60
                                                    16,200  + Artesyn Technologies, Inc.                                     183,060
                                                    12,000    Baldor Electric Co.                                            330,360
                                                     9,300    C&D Technologies, Inc.                                         158,472
                                                    11,800  + Magnetek, Inc.                                                  81,420
                                                    10,100    Regal-Beloit Corp.                                             288,860
                                                    17,600    Roper Industries, Inc.                                       1,069,552
                                                    17,600  + Vicor Corp.                                                    230,736
                                                                                                                       -------------
                                                                                                                           3,258,114
------------------------------------------------------------------------------------------------------------------------------------
Electronic Equipment & Instruments - 3.9%           30,800  + Aeroflex, Inc.                                                 373,296
                                                    13,300    Agilysys, Inc.                                                 227,962
                                                    32,900  + Anixter International, Inc.                                  1,184,071
                                                     7,200    BEI Technologies, Inc.                                         222,336
                                                    11,800  + Bell Microproducts, Inc.                                       113,516
                                                    17,000  + Benchmark Electronics, Inc.                                    579,700
                                                    14,800    CTS Corp.                                                      196,692
                                                    18,100  + Checkpoint Systems, Inc.                                       326,705
                                                    19,200    Cognex Corp.                                                   535,680
                                                    12,500  + Coherent, Inc.                                                 380,500
                                                     7,700  + Daktronics, Inc.                                               191,653
                                                    11,700  + Electro Scientific Industries, Inc.                            231,192
                                                     8,700  + Flir Systems, Inc.                                             554,973
                                                     9,300  + Gerber Scientific, Inc.                                         70,773
                                                     8,200  + Global Imaging Systems, Inc.                                   323,900
                                                     8,700  + Itron, Inc.                                                    208,017
                                                     4,900    Keithley Instruments, Inc.                                      96,530
                                                     9,700  + Littelfuse, Inc.                                               331,352
                                                     8,100    MTS Systems Corp.                                              273,861
                                                    14,800    Methode Electronics, Inc.                                      190,180
                                                     7,400    Park Electrochemical Corp.                                     160,432
                                                    18,900  + Paxar Corp.                                                    419,013
                                                     6,000  + Planar Systems, Inc.                                            67,380
                                                     7,900  + Radisys Corp.                                                  154,445
                                                     7,200  + Rogers Corp.                                                   310,320

                                                Master Enhanced Small Cap Series

Industry#                                      Shares Held    Common Stocks                                                    Value
------------------------------------------------------------------------------------------------------------------------------------
Electronic Equipment & Instruments                   6,500  + Technitrol, Inc.                                         $     118,300
(concluded)                                         22,800  + Trimble Navigation Ltd.                                        753,312
                                                       500  + Veeco Instruments, Inc.                                         10,535
                                                     5,200    X-Rite, Inc.                                                    83,252
                                                                                                                       -------------
                                                                                                                           8,689,878
------------------------------------------------------------------------------------------------------------------------------------
Energy Equipment & Services - 2.7%                   6,700  + Atwood Oceanics, Inc.                                          349,070
                                                     3,600    CARBO Ceramics, Inc.                                           248,400
                                                    17,200  + Cal Dive International, Inc.                                   700,900
                                                     4,900  + Dril-Quip, Inc.                                                118,874
                                                     9,600  + Hydril                                                         436,896
                                                    82,600  + Input/Output, Inc.                                             730,184
                                                    12,000  + Lone Star Technologies                                         401,520
                                                    19,000  + Maverick Tube Corp.                                            575,700
                                                    12,000  + Oceaneering International, Inc.                                447,840
                                                    18,200  + Offshore Logistics, Inc.                                       590,954
                                                    10,550  + Tetra Technologies, Inc.                                       298,565
                                                    18,800  + Unit Corp.                                                     718,348
                                                    13,800  + Veritas DGC, Inc.                                              309,258
                                                     1,500  + W-H Energy Services, Inc.                                       33,540
                                                                                                                       -------------
                                                                                                                           5,960,049
------------------------------------------------------------------------------------------------------------------------------------
Food & Staples Retailing - 0.9%                     17,800    Casey's General Stores, Inc.                                   323,070
                                                    11,800  + Great Atlantic & Pacific Tea Co.                               120,950
                                                    17,200    Longs Drug Stores Corp.                                        474,204
                                                     4,000    Nash Finch Co.                                                 151,040
                                                    19,300  + Performance Food Group Co.                                     519,363
                                                    15,100  + United Natural Foods, Inc.                                     469,610
                                                                                                                       -------------
                                                                                                                           2,058,237
------------------------------------------------------------------------------------------------------------------------------------
Food Products - 1.7%                                 5,500    American Italian Pasta Co. Class A                             127,875
                                                    15,000    Corn Products International, Inc.                              803,400
                                                    17,100    Delta & Pine Land Co.                                          466,488
                                                    16,400    Flowers Foods, Inc.                                            517,912
                                                    17,600  + Hain Celestial Group, Inc.                                     363,792
                                                     4,000    J&J Snack Foods Corp.                                          196,120
                                                     9,300    Lance, Inc.                                                    176,979
                                                    12,000    Ralcorp Holdings, Inc.                                         503,160
                                                    13,400    Sanderson Farms, Inc.                                          579,952
                                                                                                                       -------------
                                                                                                                           3,735,678
------------------------------------------------------------------------------------------------------------------------------------
Gas Utilities - 2.2%                                31,600    Atmos Energy Corp.                                             864,260
                                                     9,000    Cascade Natural Gas Corp.                                      190,800
                                                    10,500    The Laclede Group, Inc.                                        327,075
                                                    12,800    New Jersey Resources Corp.                                     554,752
                                                     9,600    Northwest Natural Gas Co.                                      323,904
                                                    11,500    Piedmont Natural Gas Co.                                       267,260
                                                    33,991  + Southern Union Co.                                             815,104
                                                    27,000    Southwest Gas Corp.                                            685,800
                                                    22,550    UGI Corp.                                                      922,521
                                                                                                                       -------------
                                                                                                                           4,951,476
------------------------------------------------------------------------------------------------------------------------------------
Health Care Equipment & Supplies - 5.2%             13,486  + Advanced Medical Optics, Inc.                                  554,814
                                                    13,900  + American Medical Systems Holdings, Inc.                        581,159
                                                     6,500    Analogic Corp.                                                 291,135
                                                    10,100    Biolase Technology, Inc.                                       109,787
                                                    10,600  + Conmed Corp.                                                   301,252
                                                     9,600    Cooper Cos., Inc.                                              677,664
                                                     8,800  + Cyberonics, Inc.                                               182,336
                                                     9,100  + DJ Orthopedics, Inc.                                           194,922
                                                     5,900    Datascope Corp.                                                234,171
                                                    13,100    Diagnostic Products Corp.                                      721,155
                                                    10,400  + Haemonetics Corp.                                              376,584
                                                     6,200  + Hologic, Inc.                                                  170,314
                                                    14,000  + Idexx Laboratories, Inc.                                       764,260
                                                    18,450  + Immucor, Inc.                                                  433,760
                                                    11,800  + Integra LifeSciences Holdings Corp.                            435,774
                                                    10,425  + Intermagnetics General Corp.                                   264,899
                                                    14,000    Invacare Corp.                                                 647,640
                                                    19,000    Mentor Corp.                                                   641,060
                                                    11,000  + Merit Medical Systems, Inc.                                    168,080
                                                    10,000  + Ocular Sciences, Inc.                                          490,100
                                                     7,100  + Osteotech, Inc.                                                 39,050
                                                     8,200  + Possis Medical, Inc.                                           110,536
                                                    14,100  + Resmed, Inc.                                                   720,510
                                                    14,600  + Respironics, Inc.                                              793,656

                                                Master Enhanced Small Cap Series

Industry#                                      Shares Held    Common Stocks                                                    Value
------------------------------------------------------------------------------------------------------------------------------------
Health Care Equipment & Supplies                    14,700  + Sola International, Inc.                                 $     404,838
(concluded)                                         16,100  + Sybron Dental Specialties, Inc.                                569,618
                                                    12,500  + Theragenics Corp.                                               50,750
                                                    15,100  + Viasys Healthcare, Inc.                                        286,900
                                                     2,200  + Visx, Inc.                                                      56,914
                                                     5,300    Vital Signs, Inc.                                              206,276
                                                     7,000  + Wilson Greatbatch Technologies, Inc.                           156,940
                                                                                                                       -------------
                                                                                                                          11,636,854
------------------------------------------------------------------------------------------------------------------------------------
Health Care Providers & Services - 4.7%             10,300  + AMERIGROUP Corp.                                               779,298
                                                    21,900  + Accredo Health, Inc.                                           607,068
                                                     5,800  + Amedisys, Inc.                                                 187,862
                                                    13,600  + American Healthways, Inc.                                      449,344
                                                    12,050  + Amsurg Corp.                                                   355,957
                                                     8,300  + Cerner Corp.                                                   441,311
                                                    15,900  + Cross Country Healthcare, Inc.                                 287,472
                                                     9,700  + CryoLife, Inc.                                                  68,579
                                                     5,400  + Curative Health Services, Inc.                                  36,990
                                                    15,300  + Dendrite International, Inc.                                   296,820
                                                     6,900  + Gentiva Health Services, Inc.                                  115,368
                                                    47,200    Hooper Holmes, Inc.                                            279,424
                                                     7,200    LCA-Vision, Inc.                                               168,408
                                                     8,100  + LabOne, Inc.                                                   259,524
                                                    16,700    NDCHealth Corp.                                                310,453
                                                    24,500  + OCA, Inc.                                                      155,575
                                                    45,650  + Odyssey HealthCare, Inc.                                       624,492
                                                    28,600    Owens & Minor, Inc.                                            805,662
                                                     9,800  + Parexel International Corp.                                    198,940
                                                    10,000  + Pediatrix Medical Group, Inc.                                  640,500
                                                     9,100  + Pharmaceutical Product Development, Inc.                       375,739
                                                    42,400  + Priority Healthcare Corp.                                      923,048
                                                    22,000  + Province Healthcare Co.                                        491,700
                                                     4,700  + RehabCare Group, Inc.                                          131,553
                                                     6,100  + SFBC International, Inc.                                       240,950
                                                     6,100  + Sierra Health Services                                         336,171
                                                     7,300  + Sunrise Senior Living, Inc.                                    338,428
                                                    10,400  + United Surgical Partners International, Inc.                   433,680
                                                                                                                       -------------
                                                                                                                          10,340,316
------------------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants & Leisure - 3.6%                13,300  + Argosy Gaming Co.                                              621,110
                                                    14,200  + Aztar Corp.                                                    495,864
                                                    14,200  + Bally Total Fitness Holding Corp.                               60,208
                                                    16,400  + CEC Entertainment, Inc.                                        655,508
                                                     7,200    Ihop Corp.                                                     301,608
                                                    16,700  + Jack in the Box, Inc.                                          615,729
                                                     9,600    Landry's Restaurants, Inc.                                     278,976
                                                     7,100    Lone Star Steakhouse & Saloon                                  198,800
                                                    10,600    Marcus Corp.                                                   266,484
                                                    13,500  + Multimedia Games, Inc.                                         212,760
                                                    10,700  + PF Chang's China Bistro, Inc.                                  602,945
                                                    12,500  + Panera Bread Co. Class A                                       504,000
                                                     3,500  + Papa John's International, Inc.                                120,540
                                                    13,800  + Pinnacle Entertainment, Inc.                                   272,964
                                                    15,850  + Rare Hospitality International, Inc.                           504,981
                                                    17,300  + Ryan's Restaurant Group, Inc.                                  266,766
                                                     9,600  + Shuffle Master, Inc.                                           452,160
                                                    22,500  + Sonic Corp.                                                    686,250
                                                     8,600  + The Steak N Shake Co.                                          172,688
                                                    22,300    Triarc Cos.                                                    273,398
                                                    12,600  + WMS Industries, Inc.                                           422,604
                                                                                                                       -------------
                                                                                                                           7,986,343
------------------------------------------------------------------------------------------------------------------------------------
Household Durables - 3.1%                            9,900  + Applica, Inc.                                                   59,895
                                                     7,400    Bassett Furniture Industries, Inc.                             145,225
                                                    29,500  + Champion Enterprises, Inc.                                     348,690
                                                     5,600  + Department 56                                                   93,240
                                                     6,000  + Enesco Group, Inc.                                              48,480
                                                    15,600    Ethan Allen Interiors, Inc.                                    624,312
                                                    12,500    Fedders Corp.                                                   45,250
                                                    44,800  + Interface, Inc. Class A                                        446,656
                                                    18,000    La-Z-Boy, Inc.                                                 276,660
                                                     5,700    Libbey, Inc.                                                   126,597
                                                    13,422    MDC Holdings, Inc.                                           1,160,198
                                                     1,300  + Meritage Homes Corp.                                           146,510

                                                Master Enhanced Small Cap Series

Industry#                                      Shares Held    Common Stocks                                                    Value
------------------------------------------------------------------------------------------------------------------------------------
Household Durables                                   2,649  + NVR, Inc.                                                $   2,038,141
(concluded)                                          1,600    National Presto Industries, Inc.                                72,800
                                                    10,900    Russ Berrie & Co., Inc.                                        248,956
                                                     2,100    Skyline Corp.                                                   85,680
                                                    13,900    Standard-Pacific Corp.                                         891,546
                                                                                                                       -------------
                                                                                                                           6,858,836
------------------------------------------------------------------------------------------------------------------------------------
Household Products - 0.3%                           12,800  + Rayovac Corp.                                                  391,168
                                                     8,500    WD-40 Co.                                                      241,485
                                                                                                                       -------------
                                                                                                                             632,653
------------------------------------------------------------------------------------------------------------------------------------
IT Services - 1.8%                                  12,100  + CACI International, Inc. Class A                               824,373
                                                    10,300  + Carreker Corp.                                                  88,580
                                                    74,800  + Ciber, Inc.                                                    721,072
                                                    20,100  + eFunds Corp.                                                   482,601
                                                    16,000    Global Payments, Inc.                                          936,640
                                                    22,100  + Intrado, Inc.                                                  267,410
                                                     7,500  + MAXIMUS, Inc.                                                  233,400
                                                    13,400  + Mantech International Corp. Class A                            318,116
                                                     5,700    Startek, Inc.                                                  162,165
                                                                                                                       -------------
                                                                                                                           4,034,357
------------------------------------------------------------------------------------------------------------------------------------
Industrial Conglomerates - 0.2%                      5,000    Standex International Corp.                                    142,450
                                                    13,200    Tredegar Corp.                                                 266,772
                                                                                                                       -------------
                                                                                                                             409,222
------------------------------------------------------------------------------------------------------------------------------------
Insurance - 2.6%                                    19,200    Delphi Financial Group Class A                                 886,080
                                                    14,000    Hilb Rogal & Hobbs Co.                                         507,360
                                                     3,200    LandAmerica Financial Group, Inc.                              172,576
                                                     7,700  + Philadelphia Consolidated Holding Co.                          509,278
                                                    15,000    Presidential Life Corp.                                        254,400
                                                    11,600  + ProAssurance Corp.                                             453,676
                                                    10,400    RLI Corp.                                                      432,328
                                                     4,100    SCPIE Holdings, Inc.                                            40,590
                                                    12,800    Selective Insurance Group                                      566,272
                                                     6,400    Stewart Information Services Corp.                             266,560
                                                    35,600    UICI                                                         1,206,840
                                                     8,100    Zenith National Insurance Corp.                                403,704
                                                                                                                       -------------
                                                                                                                           5,699,664
------------------------------------------------------------------------------------------------------------------------------------
Internet & Catalog Retail - 0.2%                    22,100  + Insight Enterprises, Inc.                                      453,492
                                                     6,000  + The J Jill Group, Inc.                                          89,340
                                                                                                                       -------------
                                                                                                                             542,832
------------------------------------------------------------------------------------------------------------------------------------
Internet Software & Services - 0.8%                 14,400  + Digital Insight Corp.                                          264,960
                                                    12,500  + FindWhat.com                                                   221,625
                                                     9,700  + j2 Global Communications, Inc.                                 334,650
                                                    18,500  + WebEx Communications, Inc.                                     439,930
                                                     9,600  + Websense, Inc.                                                 486,912
                                                    13,300  + Zix Corp.                                                       68,495
                                                                                                                       -------------
                                                                                                                           1,816,572
------------------------------------------------------------------------------------------------------------------------------------
Leisure Equipment & Products - 1.3%                  7,600    Action Performance Cos., Inc.                                   83,524
                                                     8,300    Arctic Cat, Inc.                                               220,116
                                                     3,000  + Huffy Corp.                                                        390
                                                    16,600  + K2, Inc.                                                       263,608
                                                     8,300  + Meade Instruments Corp.                                         28,469
                                                    13,600    Nautilus Group, Inc.                                           328,712
                                                    17,800    Polaris Industries, Inc.                                     1,210,756
                                                    21,500    SCP Pool Corp.                                                 685,850
                                                    11,200    Sturm Ruger & Co., Inc.                                        101,136
                                                                                                                       -------------
                                                                                                                           2,922,561
------------------------------------------------------------------------------------------------------------------------------------
Machinery - 4.7%                                    12,100    Albany International Corp. Class A                             425,436
                                                     8,300  + Astec Industries, Inc.                                         142,843
                                                     9,700    Barnes Group, Inc.                                             257,147
                                                    22,800    Briggs & Stratton Corp.                                        948,024
                                                     6,900  + CUNO, Inc.                                                     409,860
                                                    10,500    Clarcor, Inc.                                                  575,085
                                                     6,700  + Gardner Denver, Inc.                                           243,143
                                                    20,900    IDEX Corp.                                                     846,450
                                                     4,200    JLG Industries, Inc.                                            82,446
                                                    12,800    Kaydon Corp.                                                   422,656
                                                     4,200    Lindsay Manufacturing Co.                                      108,696
                                                     6,800  + Lydall, Inc.                                                    80,648
                                                    12,000    Manitowoc Co.                                                  451,800
                                                    20,044  + Milacron, Inc.                                                  67,949
                                                    21,400  + Mueller Industries, Inc.                                       689,080

                                                Master Enhanced Small Cap Series

Industry#                                      Shares Held    Common Stocks                                                    Value
------------------------------------------------------------------------------------------------------------------------------------
Machinery                                            9,200    Oshkosh Truck Corp.                                      $     629,096
(concluded)                                         12,100    Reliance Steel & Aluminum Co.                                  471,416
                                                     5,200    Robbins & Myers, Inc.                                          123,916
                                                    14,500    Stewart & Stevenson Services                                   293,335
                                                    17,700    Thomas Industries, Inc.                                        706,584
                                                    19,400    Timken Co.                                                     504,788
                                                     9,300    Toro Co.                                                       756,555
                                                    10,300    Valmont Industries, Inc.                                       258,633
                                                    11,000  + Wabash National Corp.                                          296,230
                                                    13,100    Watts Water Technologies, Inc. Class A                         422,344
                                                     8,500  + Wolverine Tube, Inc.                                           109,735
                                                                                                                       -------------
                                                                                                                          10,323,895
------------------------------------------------------------------------------------------------------------------------------------
Marine - 0.2%                                        9,500  + Kirby Corp.                                                    421,610
------------------------------------------------------------------------------------------------------------------------------------
Media - 0.6%                                         3,600  + 4Kids Entertainment, Inc.                                       75,672
                                                    22,350    Advo, Inc.                                                     796,777
                                                    13,600  + Arbitron, Inc.                                                 532,848
                                                     3,700    Thomas Nelson, Inc.                                             83,620
                                                                                                                       -------------
                                                                                                                           1,488,917
------------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 1.8%                               6,690  + AM Castle & Co.                                                 79,879
                                                    31,900    AMCOL International Corp.                                      640,871
                                                     9,489  + Aleris International, Inc.                                     160,554
                                                     5,700  + Brush Engineered Materials, Inc.                               105,450
                                                       300    Carpenter Technology                                            17,538
                                                    13,300  + Century Aluminum Co.                                           349,258
                                                    26,800    Commercial Metals Co.                                        1,355,008
                                                     9,800    Massey Energy Co.                                              342,510
                                                     6,700    Quanex Corp.                                                   459,419
                                                    10,900  + RTI International Metals, Inc.                                 223,886
                                                     7,700    Ryerson Tull, Inc.                                             121,275
                                                     5,300    Steel Technologies, Inc.                                       145,803
                                                                                                                       -------------
                                                                                                                           4,001,451
------------------------------------------------------------------------------------------------------------------------------------
Multi-Utilities & Unregulated Power - 0.6%          19,900    Avista Corp.                                                   351,633
                                                    15,000    Energen Corp.                                                  884,250
                                                                                                                       -------------
                                                                                                                           1,235,883
------------------------------------------------------------------------------------------------------------------------------------
Multiline Retail - 0.2%                             14,400    Fred's, Inc.                                                   250,560
                                                     9,800  + ShopKo Stores, Inc.                                            183,064
                                                                                                                       -------------
                                                                                                                             433,624
------------------------------------------------------------------------------------------------------------------------------------
Oil & Gas - 3.0%                                    14,100    Cabot Oil & Gas Corp. Class A                                  623,925
                                                    18,400  + Cimarex Energy Co.                                             697,360
                                                    23,400    Frontier Oil Corp.                                             623,844
                                                    29,450    Patina Oil & Gas Corp.                                       1,104,375
                                                     5,800  + Petroleum Development Corp.                                    223,706
                                                     9,400  + Remington Oil & Gas Corp.                                      256,150
                                                     2,100  + Southwestern Energy Co.                                        106,449
                                                    13,900  + Spinnaker Exploration Co.                                      487,473
                                                    11,900    St. Mary Land & Exploration Co.                                496,706
                                                    25,900  + Stone Energy Corp.                                           1,167,831
                                                     9,500  + Swift Energy Co.                                               274,930
                                                    27,200    Vintage Petroleum, Inc.                                        617,168
                                                                                                                       -------------
                                                                                                                           6,679,917
------------------------------------------------------------------------------------------------------------------------------------
Paper & Forest Products - 0.6%                      15,400  + Buckeye Technologies, Inc.                                     200,354
                                                     5,000    Deltic Timber Corp.                                            212,250
                                                     6,800  + Neenah Paper, Inc.                                             221,680
                                                     6,700    Pope & Talbot, Inc.                                            114,637
                                                     6,100    Schweitzer-Mauduit International, Inc.                         207,095
                                                    21,100    Wausau-Mosinee Paper Corp.                                     376,846
                                                                                                                       -------------
                                                                                                                           1,332,862
------------------------------------------------------------------------------------------------------------------------------------
Personal Products - 0.3%                            29,300  + NBTY, Inc.                                                     703,493
                                                     3,900    Nature's Sunshine Prods, Inc.                                   79,404
                                                                                                                       -------------
                                                                                                                             782,897
------------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 0.8%                              23,900    Alpharma, Inc. Class A                                         405,105
                                                     6,400  + Bradley Pharmaceuticals, Inc.                                  124,160
                                                    29,200  + MGI Pharma, Inc.                                               817,892
                                                     5,600    Medicis Pharmaceutical Corp. Class A                           196,616
                                                     7,700  + Noven Pharmaceuticals, Inc.                                    131,362
                                                                                                                       -------------
                                                                                                                           1,675,135
------------------------------------------------------------------------------------------------------------------------------------
Real Estate - 3.2%                                  10,800    CRT Properties, Inc.                                           257,688
                                                    17,500    Capital Automotive                                             621,688
                                                    11,300    Colonial Properties Trust                                      443,751

                                                Master Enhanced Small Cap Series

Industry#                                      Shares Held    Common Stocks                                                    Value
------------------------------------------------------------------------------------------------------------------------------------
Real Estate                                         20,500    Commercial Net Lease Realty                              $     422,300
(concluded)                                          9,500    Entertainment Properties Trust                                 423,225
                                                     9,500    Essex Property Trust, Inc.                                     796,100
                                                    10,600    Gables Residential Trust                                       379,374
                                                    15,400    Glenborough Realty Trust, Inc.                                 327,712
                                                    10,500    Kilroy Realty Corp.                                            448,875
                                                    17,600    Lexington Corporate Properties Trust                           397,408
                                                    24,622    New Century Financial Corp.                                  1,573,592
                                                    15,300    Shurgard Storage Centers, Inc.                                 673,353
                                                     5,200    Sovran Self Storage, Inc.                                      219,128
                                                                                                                       -------------
                                                                                                                           6,984,194
------------------------------------------------------------------------------------------------------------------------------------
Road & Rail - 2.0%                                  17,700    Arkansas Best Corp.                                            794,553
                                                    31,000    Heartland Express, Inc.                                        696,570
                                                    28,700  + Kansas City Southern                                           508,851
                                                    23,350    Knight Transportation, Inc.                                    579,080
                                                    12,500  + Landstar System, Inc.                                          920,500
                                                    13,000    USF Corp.                                                      493,350
                                                     8,275  + Yellow Roadway Corp.                                           461,000
                                                                                                                       -------------
                                                                                                                           4,453,904
------------------------------------------------------------------------------------------------------------------------------------
Semiconductors & Semiconductor Equipment -           7,800  + Actel Corp.                                                    136,812
2.9%                                                13,500  + Advanced Energy Industries, Inc.                               123,255
                                                    14,700  + Alliance Semiconductor Corp.                                    54,390
                                                    36,900  + Axcelis Technologies, Inc.                                     299,997
                                                    30,500  + Brooks Automation, Inc.                                        525,210
                                                     6,400    Cohu, Inc.                                                     118,784
                                                    16,300  + Cymer, Inc.                                                    481,502
                                                    11,500  + DSP Group, Inc.                                                256,795
                                                     7,700  + Dupont Photomasks, Inc.                                        203,357
                                                    16,300  + ESS Technology                                                 115,893
                                                    13,700  + FEI Co.                                                        287,700
                                                    28,900  + Kopin Corp.                                                    111,843
                                                    21,100  + Kulicke & Soffa Industries, Inc.                               181,882
                                                    22,000  + Microsemi Corp.                                                381,920
                                                    11,000  + Pericom Semiconductor Corp.                                    103,730
                                                    13,500  + Photronics, Inc.                                               222,750
                                                    10,700  + Power Integrations, Inc.                                       211,646
                                                     4,800  + Rudolph Technologies, Inc.                                      82,416
                                                   109,800  + Skyworks Solutions, Inc.                                     1,035,414
                                                     7,600  + Standard Microsystems Corp.                                    135,508
                                                     3,500  + Supertex, Inc.                                                  75,950
                                                        25  + Trident Microsystems, Inc.                                         418
                                                     9,900  + Ultratech, Inc.                                                186,615
                                                    29,900  + Varian Semiconductor Equipment Associates, Inc.              1,101,815
                                                                                                                       -------------
                                                                                                                           6,435,602
------------------------------------------------------------------------------------------------------------------------------------
Software - 2.9%                                     12,700  + Ansys, Inc.                                                    407,162
                                                    12,500  + Captaris, Inc.                                                  64,500
                                                     5,300  + Catapult Communications Corp.                                  128,048
                                                     7,600  + Concord Communications, Inc.                                    84,208
                                                     4,500  + EPIQ Systems, Inc.                                              65,880
                                                    17,400  + Filenet Corp.                                                  448,224
                                                     3,600  + Hyperion Solutions Corp.                                       167,832
                                                    20,430  + Internet Security Systems                                      474,997
                                                    30,500  + JDA Software Group, Inc.                                       415,410
                                                     3,800  + Kronos, Inc.                                                   194,294
                                                     7,600  + MRO Software, Inc.                                              98,952
                                                    12,400  + Manhattan Associates, Inc.                                     296,112
                                                    29,900  + Mapinfo Corp.                                                  358,202
                                                     7,800  + Micros Systems, Inc.                                           608,868
                                                    18,000  + NAPSTER INC                                                    169,200
                                                    13,500  + NYFIX, Inc.                                                     83,565
                                                    10,200  + Phoenix Technologies Ltd.                                       84,252
                                                    13,400  + Progress Software Corp.                                        312,890
                                                    11,000  + Radiant Systems, Inc.                                           71,610
                                                     7,300  + SPSS, Inc.                                                     114,172
                                                    18,000  + Serena Software, Inc.                                          389,520
                                                    14,400  + THQ, Inc.                                                      330,336
                                                    18,600  + Take-Two Interactive Software, Inc.                            647,094
                                                     5,400    Talx Corp.                                                     139,266
                                                    15,100  + Verity, Inc.                                                   198,112
                                                                                                                       -------------
                                                                                                                           6,352,706
------------------------------------------------------------------------------------------------------------------------------------
Specialty Retail - 5.2%                             20,600    Aaron Rents, Inc.                                              515,000

                                                Master Enhanced Small Cap Series

Industry#                                      Shares Held    Common Stocks                                                    Value
------------------------------------------------------------------------------------------------------------------------------------
Specialty Retail                                     5,700    Building Material Holding Corp.                              $ 218,253
(concluded)                                         16,300    Burlington Coat Factory Warehouse Corp.                        370,010
                                                     8,600    The Cato Corp. Class A                                         247,852
                                                    11,100  + Children's Place                                               411,033
                                                    14,750    Christopher & Banks Corp.                                      272,137
                                                     3,400  + Cost Plus, Inc.                                                109,242
                                                    12,200  + Dress Barn, Inc.                                               214,720
                                                    18,900  + GameStop Corp. Class B                                         423,549
                                                     9,100  + Genesco, Inc.                                                  283,374
                                                    29,100    Goody's Family Clothing, Inc.                                  265,974
                                                    10,900  + Group 1 Automotive, Inc.                                       343,350
                                                    16,300  + Guitar Center, Inc.                                            858,847
                                                     9,600  + Gymboree Corp.                                                 123,072
                                                    19,200  + HOT Topic, Inc.                                                330,048
                                                     7,800    Hancock Fabrics, Inc.                                           80,886
                                                     6,700    Haverty Furniture Cos., Inc.                                   123,950
                                                     9,600  + Hibbett Sporting Goods, Inc.                                   255,456
                                                     9,370  + Jo-Ann Stores, Inc.                                            258,050
                                                    18,600  + Linens 'N Things, Inc.                                         461,280
                                                    16,400  + Men's Wearhouse, Inc.                                          524,144
                                                    54,100    PEP Boys-Manny Moe & Jack                                      923,487
                                                    15,200  + Select Comfort Corp.                                           272,688
                                                    16,000    Sonic Automotive, Inc.                                         396,800
                                                     8,000  + Stage Stores, Inc.                                             332,160
                                                    30,100  + Stein Mart, Inc.                                               513,506
                                                     7,500  + TBC Corp.                                                      208,500
                                                    14,200  + Too, Inc.                                                      347,332
                                                    14,800  + Tractor Supply Co.                                             550,708
                                                    44,100  + Zale Corp.                                                   1,317,267
                                                                                                                       -------------
                                                                                                                          11,552,675
------------------------------------------------------------------------------------------------------------------------------------
Textiles, Apparel & Luxury Goods - 2.0%              5,600  + Ashworth, Inc.                                                  60,984
                                                     7,500    Brown Shoe Co., Inc.                                           223,725
                                                    21,900  + Fossil, Inc.                                                   561,516
                                                     3,000    Haggar Corp.                                                    70,437
                                                    15,800    K-Swiss, Inc. Class A                                          460,096
                                                    19,900    Kellwood Co.                                                   686,550
                                                     4,900    Oshkosh B'Gosh, Inc. Class A                                   104,860
                                                     5,600    Oxford Industries, Inc.                                        231,280
                                                    10,800    Phillips-Van Heusen                                            291,600
                                                     2,400  + Quiksilver, Inc.                                                71,496
                                                    13,500    Russell Corp.                                                  262,980
                                                    11,300    Stride Rite Corp.                                              126,221
                                                    37,700    Wolverine World Wide, Inc.                                   1,184,534
                                                                                                                       -------------
                                                                                                                           4,336,279
------------------------------------------------------------------------------------------------------------------------------------
Thrifts & Mortgage Finance - 2.9%                    8,800    Anchor Bancorp Wisconsin, Inc.                                 256,520
                                                    24,800    BankAtlantic Bancorp, Inc. Class A                             493,520
                                                    13,500  + Bankunited Financial Corp. Class A                             431,325
                                                    21,100    Brookline Bancorp, Inc.                                        344,352
                                                    15,000    Commercial Federal Corp.                                       445,650
                                                    15,700    Dime Community Bancshares                                      281,187
                                                    10,700    Downey Financial Corp.                                         609,900
                                                     7,800  + FirstFed Financial Corp.                                       404,586
                                                    34,200    Flagstar Bancorp, Inc.                                         772,920
                                                    32,000    Fremont General Corp.                                          805,760
                                                    18,400    MAF Bancorp, Inc.                                              824,688
                                                     8,010  + Sterling Financial Corp.                                       314,473
                                                    13,935    Waypoint Financial Corp.                                       395,057
                                                                                                                       -------------
                                                                                                                           6,379,938
------------------------------------------------------------------------------------------------------------------------------------
Tobacco - 0.1%                                      18,600    DIMON, Inc.                                                    124,992
------------------------------------------------------------------------------------------------------------------------------------
Trading Companies & Distributors - 0.8%             13,650    Applied Industrial Technologies, Inc.                          374,010
                                                    29,300    Hughes Supply, Inc.                                            947,855
                                                     2,800    Lawson Products                                                141,204
                                                     9,800    Watsco, Inc.                                                   345,156
                                                                                                                       -------------
                                                                                                                           1,808,225
------------------------------------------------------------------------------------------------------------------------------------
Wireless Telecommunication Services - 0.0%           7,200  + Boston Communications Group                                     66,528
------------------------------------------------------------------------------------------------------------------------------------
                                                              Total Common Stocks (Cost - $161,252,533) - 96.4%          213,725,957
------------------------------------------------------------------------------------------------------------------------------------

                                               Face Amount    Fixed Income Securities
------------------------------------------------------------------------------------------------------------------------------------
Electronic  Equipment & Instruments - 0.2%     $   250,000    Flir Systems, Inc., 3% due 6/01/2023 (Convertible)             406,250
------------------------------------------------------------------------------------------------------------------------------------
Insurance - 0.4%                                   300,000    LandAmerica Financial Group, Inc., 3.25%
                                                              due 5/15/2034 (Convertible) (b)                                347,625
                                                   650,000    Selective Insurance Group, 1.616% due 9/24/2032                397,313
                                                                                                                    ----------------
                                                                                                                             744,938
------------------------------------------------------------------------------------------------------------------------------------

                                                Master Enhanced Small Cap Series

Schedule of Investments as of December 31, 2004 (concluded)


Industry#                                      Face Amount    Fixed Income Securities                                          Value
------------------------------------------------------------------------------------------------------------------------------------
Machinery - 0.0%                               $       600    Mueller Industries, Inc. 6% due 11/01/2014               $         588
------------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 0.4%                             500,000    Massey Energy Co., 4.75% due 5/15/2023 (Convertible)           994,375
------------------------------------------------------------------------------------------------------------------------------------
Road & Rail - 0.4%                                 500,000    Yellow Roadway Corp., 5% due 8/08/2023 (Convertible)           859,375
------------------------------------------------------------------------------------------------------------------------------------
                                                              Total Fixed Income Securities
                                                              (Cost - $2,523,587) - 1.4%
------------------------------------------------------------------------------------------------------------------------------------

                                       Beneficial Interest    Short-Term Securities
------------------------------------------------------------------------------------------------------------------------------------
                                               $ 4,737,936    Merrill Lynch Liquidity Series, LLC Cash Sweep
                                                              Series I *                                                   4,737,936
------------------------------------------------------------------------------------------------------------------------------------
                                                              Total Short-Term Securities
                                                              (Cost - $4,737,936) - 2.1%                                   4,737,936
------------------------------------------------------------------------------------------------------------------------------------
                                                              Total Investments (Cost - $168,514,056**) - 99.9%          221,469,419

                                                              Other Assets Less Liabilities - 0.1%                           295,800
                                                                                                                       -------------
                                                              Net Assets - 100.0%                                      $ 221,765,219
                                                                                                                       =============

* Investments in companies considered to be an affiliate of the Series (such companies are defined as "Affiliated Companies" in Section 2 (a) (3) of the Investment Company Act of 1940) were as follows:

      --------------------------------------------------------------------------
                                                     Net                Interest
      Affiliate                                      Activity             Income
      --------------------------------------------------------------------------
      Merrill Lynch Liquidity Series LLC
      Cash Sweep Series I                            $  1,331,210       $ 58,252
      --------------------------------------------------------------------------

** The cost and unrealized appreciation/depreciation of investments as of December 31, 2004, as computed for federal income purposes, were as follows:


      Aggregate cost                                           $    169,242,963
                                                               ================
      Gross unrealized appreciation                            $     53,816,495
      Gross unrealized depreciation                                  (1,590,039)
                                                               ----------------
      Net unrealized appreciation                              $     52,226,456
                                                               ================

# For Series compliance purposes, "Industry" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease. These industry classifications are unaudited.
+     Non-income producing security.
(a) iShares S&P SmallCap 600 Index Fund is an exchange-traded Fund. The Fund seeks investment results that correspond to the performance of the S&P SmallCap 600 Index.
(b) The security may only be sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.

      Financial futures contracts purchased as of December 31, 2004 were as follows:

      -------------------------------------------------------------------------------------------------------
      Number of Contracts             Issue      Expiration Date      Face Value      Unrealized Appreciation
      -------------------------------------------------------------------------------------------------------
                18             Russell 2000      March 2005           $5,790,775                      $94,775
      -------------------------------------------------------------------------------------------------------

      See Notes to Financial Statements.

      -------------------------------------------------------------------------
      Portfolio Information
      As of December 31, 2004 (Unaudited)
      -------------------------------------------------------------------------
                                                                      Percent of
                                                                           Total
      Sector Representation                                          Investments
      -------------------------------------------------------------------------
      Industrials                                                         18.9 %
      Consumer Discretionary                                              17.3
      Financials                                                          16.1
      Information Technology                                              15.4
      Health Care                                                         10.9
      Materials                                                            6.3
      Energy                                                               5.7
      Utilities                                                            3.7
      Consumer Staples                                                     3.3
      Telecommunication Services                                           0.3
      Other*                                                               2.1
      -------------------------------------------------------------------------

*     Includes portfolio holdings in short-term investments.

STATEMENT OF ASSETS AND LIABILITIES

                                                Master Enhanced Small Cap Series

                     As of December 31, 2004
====================================================================================================================
Assets:              Investments in unaffiliated securities, at value
                      (identified cost-$163,776,120) ............................                      $ 216,731,483
                     Investments in affiliated securities, at value
                      (identified cost-$4,737,936) ..............................                          4,737,936
                     Cash .......................................................                             80,154
                     Cash on deposit for financial futures contracts ............                            252,000
                     Receivables:
                              Dividends .........................................    $     153,221
                              Contributions .....................................           60,124
                              Securities sold ...................................           50,416
                              Interest (including $9,177 from affiliates) .......           26,962
                              Variation margin ..................................            4,050           294,773
                                                                                     -------------
                     Prepaid expenses ...........................................                                974
                                                                                                       -------------
                     Total assets ...............................................                        222,097,320
                                                                                                       -------------
====================================================================================================================
Liabilities:         Payables:
                            Securities purchased ................................          294,623
                            Withdrawals .........................................           20,523
                            Investment adviser ..................................            2,082
                            Other affiliates ....................................              963           318,191
                                                                                     -------------
                     Accrued expenses ...........................................                             13,910
                                                                                                       -------------
                     Total liabilities ..........................................                            332,101
                                                                                                       -------------
====================================================================================================================
Net Assets:          Net assets .................................................                      $ 221,765,219
                                                                                                       =============
====================================================================================================================
Net Assets           Investor's capital .........................................                      $ 168,715,081
Consist of:          Unrealized appreciation-net ................................                         53,050,138
                                                                                                       -------------
                     Net assets .................................................                      $ 221,765,219
                                                                                                       =============
====================================================================================================================

      See Notes to Financial Statements.

STATEMENT OF OPERATIONS


                                                Master Enhanced Small Cap Series

                     For the Year Ended  December 31, 2004
====================================================================================================================
Investment           Dividends (net of $844 foreign withholding tax) ............                      $   2,051,567
Income:              Interest (including $58,252 from affiliates) ...............                             87,509
                                                                                                       -------------
                     Total income ...............................................                          2,139,076
                                                                                                       -------------
====================================================================================================================
Expenses:            Professional fees ..........................................    $      46,530
                     Custodian fees .............................................           29,024
                     Accounting services ........................................           27,743
                     Investment advisory fees ...................................           18,714
                     Printing and shareholder reports ...........................            3,339
                     Trustees' fees and expenses ................................            2,141
                     Other ......................................................            7,108
                                                                                     -------------
                     Total expenses .............................................                            134,599
                                                                                                       -------------
                     Investment income-net ......................................                          2,004,477
                                                                                                       -------------
====================================================================================================================
Realized &           Realized gain on:
Unrealized Gain             Investment-net ......................................       19,750,287
(Loss)-Net:                 Futures contracts-net ...............................          131,799        19,882,086
                                                                                     -------------
                     Change in unrealized appreciation on:
                            Investment-net ......................................       17,756,331
                            Futures contracts-net ...............................          (68,725)       17,687,606
                                                                                     -------------------------------
                     Total realized and unrealized gain-net .....................                         37,569,692
                                                                                                       -------------
                     Net Increase in Net Assets Resulting from Operations .......                      $  39,574,169
                                                                                                       =============
====================================================================================================================

      See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS             Master Enhanced Small Cap Series

                                                                                          For the Year Ended
                                                                                              December 31,
                                                                                     -------------------------------
                     Increase (Decrease) in Net Assets:                                  2004              2003
====================================================================================================================
Operations:          Investment income-net ......................................    $   2,004,477     $   1,061,074
                     Realized gain-net ..........................................       19,882,086         7,283,017
                     Change in unrealized appreciation/depreciation-net .........       17,687,606        37,769,797
                                                                                     -------------     -------------
                     Net increase in net assets resulting from operations .......       39,574,169        46,113,888
                                                                                     -------------     -------------
====================================================================================================================
Net Capital          Proceeds from contributions ................................       52,144,887        33,091,753
Transactions:        Fair value of withdrawals ..................................      (36,970,871)      (30,996,329)
                                                                                     -------------     -------------
                     Net increase in net assets derived from capital transactions       15,174,016         2,095,424
                                                                                     -------------     -------------
====================================================================================================================
Net Assets:          Total increase in net assets ...............................       54,748,185        48,209,312
                     Beginning of year ..........................................      167,017,034       118,807,722
                                                                                     -------------     -------------
                     End of year ................................................    $ 221,765,219     $ 167,017,034
                                                                                     =============     =============
====================================================================================================================

      See Notes to Financial Statements.

                                                Master Enhanced Small Cap Series
FINANCIAL HIGHLIGHTS

                                                                   For the              For the          For the Period
                     The following ratios have                   Year Ended            Year Ended      December 10, 2002+
                     been derived from information provided      December 31,         December 31,       to December 31,
                     in the financial statements.                   2004                  2003                2002
=========================================================================================================================
Total Investment
Return:              Total investment return ................          22.50%               40.06%                  (1.90%)++
                                                                 ===========          ===========             ===========
=========================================================================================================================
Ratios to            Expenses ...............................            .07%                 .11%                    .06% *
Average Net                                                      ===========          ===========             ===========
Assets:              Investment income-net ..................           1.07%                 .80%                   1.33% *
                                                                 ===========          ===========             ===========

=========================================================================================================================
Supplemental         Net assets, end of period (in thousands)    $   221,765          $   167,017             $   118,808
Data:                                                            ===========          ===========             ===========
                     Portfolio turnover .....................         111.89%               88.79%                   9.91%
                                                                 ===========          ===========             ===========
=========================================================================================================================

*     Annualized.
+     Commencement of operations.
++    Aggregate total investment return.

      See Notes to Financial Statements.

Master Enhanced Small Cap Series

NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies:

Master Enhanced Small Cap Series (the "Series") is part of Quantitative Master Series Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended, and is organized as a Delaware statutory trust. The Declaration of Trust permits the Trustees to issue nontransferable interests in the Trust, subject to certain limitations. The Series' financial statements are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. Actual results may differ from these estimates. The following is a summary of significant accounting policies followed by the Series.

(a) Valuation of investments - Equity securities that are held by the Series that are traded on stock exchanges or the Nasdaq National Market are valued at the last sale price or official close price on the exchange, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price for long positions, and at the last available ask price for short positions. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by or under the authority of the Board of Trustees of the Trust. Long positions traded in the over-the-counter ("OTC") market, Nasdaq Small Cap or Bulletin Board are valued at the last available bid price or yield equivalent obtained from one or more dealers or pricing services approved by the Board of Trustees of the Trust. Short positions traded in the OTC market are valued at the last available ask price. Portfolio securities that are traded both in the OTC market and on a stock exchange are valued according to the broadest and most representative market.

Options written are valued at the last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last ask price. Options purchased are valued at their last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last bid price. Swap agreements are valued daily based upon quotations from market makers. Financial futures contracts and options thereon, which are traded on exchanges, are valued at their last sale price as of the close of such exchanges. Obligations with remaining maturities of 60 days or less are valued at amortized cost unless the Investment Adviser believes that this method no longer produces fair valuations.

Repurchase agreements are valued at cost plus accrued interest. The Series employs pricing services to provide certain securities prices for the Series. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees of the Trust, including valuations furnished by the pricing services retained by the Series, which may use a matrix system for valuations. The procedures of a pricing service and its valuations are reviewed by the officers of the Series under the general supervision of theTrust's Board of Trustees. Such valuations and procedures will be reviewed periodically by the Board of Trustees of the Trust.

Generally, trading in foreign securities, as well as U.S. government securities and money market instruments, is substantially completed each day at various times prior to the close of business on the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net assets of the Series' are determined as of such times. Foreign currency exchange rates also are generally determined prior to the close of business on the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation of the Series' net assets. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such securities, those securities may be valued at their fair value as determined in good faith by the Trust's Board of Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Board of Trustees of the Trust.

(b) Derivative financial instruments - The Series may engage in various portfolio investment strategies both to increase the return of the portfolio and to hedge, or protect, its exposure to interest rate movements and movements in the securities markets. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

Master Enhanced Small Cap Series

o Financial futures contracts - The Series may purchase or sell financial futures contracts and options on such futures contracts. Upon entering into a contract, the Series deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Series agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Series as unrealized gains or losses. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.


o Options - The Series is authorized to purchase and write call and put options. When the Series writes an option, an amount equal to the premium received by the Series is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Series enters into a closing transaction), the Series realizes a gain or loss on the option to the extent of the premiums received or paid (or a gain or loss to the extent that the cost of the closing transaction exceeds the premium paid or received).

      Written and purchased options are non-income producing investments.

(c) Income taxes - The Series is classified as a "pass through" entity for federal income tax purposes. As such, each investor in the Series is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Series. Therefore, no federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates. It is intended that the Series' assets will be managed so an investor in the Series can satisfy the requirements of Subchapter M of the Internal Revenue Code.

(d) Security transactions and investment income - Security transactions are accounted for on the date the securities are purchased or sold (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Interest income is recognized on the accrual basis.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Trust has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

FAM is responsible for the management of the Series' portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Series. For such services, the Series pays a monthly fee at an annual rate of .01% of the average daily value of the Series' net assets.

For the year ended December 31, 2004, the Series reimbursed FAM $3,875 for certain accounting services.

Certain officers and/or trustees of the Series are officers and/or directors of FAM, PSI, and/or ML & Co.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the year ended December 31, 2004 were $221,746,098 and $205,784,931, respectively.

Master Enhanced Small Cap Series

NOTES TO FINANCIAL STATEMENTS (concluded)

4. Short-Term Borrowings:

The Trust, on behalf of the Series, along with certain other funds managed by FAM and its affiliates, is a party to a $500,000,000 credit agreement with a group of lenders. The Series may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Series may borrow up to the maximum amount allowable under the Series' current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. The Series pays a commitment fee of .07% per annum based on the Series' pro rata share of the unused portion of the credit agreement. Amounts borrowed under the credit agreement bear interest at a rate equal to, at each Series' election, the federal funds rate plus .50% or a base rate as defined in the credit agreement. The Series did not borrow under the credit agreement during the year ended December 31, 2004. On November 26, 2004, the credit agreement was renewed for one year under substantially the same terms.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Investors and Board of Trustees of Quantitative Master Series Trust:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Master Enhanced Small Cap Series, one of the portfolios constituting the Quantitative Master Series Trust (the "Trust"), as of December 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the respective periods then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Master Enhanced Small Cap Series of the Quantitative Master Series Trust as of December 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the respective periods then ended, in conformity with U.S. generally accepted accounting principles.


Deloitte & Touche LLP
Princeton, New Jersey
February 25, 2005

Officers and Trustees

                                                                                                        Number of
                                                                                                      Portfolios in   Other Public
                            Position(s)   Length                                                       Fund Complex   Directorship
                             Held with   of Time                                                        Overseen by      Held by
Name         Address & Age     Trust      Served   Principal Occupation(s) During Past 5 Years            Trustee        Trustee
====================================================================================================================================
Interested Trustee
------------------------------------------------------------------------------------------------------------------------------------
Terry K.    P.O. Box 9011  President    2000 to  President and Chairman of the Merrill Lynch           124 Funds       None
Glenn*      Princeton, NJ  and Trustee  present  Investment Managers, L.P. ("MLIM")/Fund Asset         163 Portfolios
            08543-9011                           Management, L.P. ("FAM")-advised funds since 1999;
            Age: 64                              Chairman (Americas Region) of MLIM from 2000 to
                                                 2002; Executive Vice President of MLIM and FAM
                                                 (which terms as used herein include their corporate
                                                 predecessors) from 1983 to 2002; President of FAM
                                                 Distributors, Inc. ("FAMD") from 1986 to 2002 and
                                                 Director thereof from 1991 to 2002; Executive Vice
                                                 President and Director of Princeton Services, Inc.
                                                 ("Princeton Services") from 1993 to 2002; President
                                                 of Princeton Administrators, L.P. from 1989 to 2002;
                                                 Director of Financial Data Services, Inc. since
                                                 1985.

            * Mr. Glenn is a trustee or member of an advisory board of certain other investment companies for which MLIM or FAM acts as investment adviser. Mr. Glenn is an "interested person" as described in the Investment Company Act, of the Trust based on his present and former positions with MLIM, FAM, FAMD, Princeton Services and Princeton Administrators, L.P.
              The Trustee's term is unlimited. Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72. As Trust President, Mr. Glenn serves at the pleasure of the Board of Trustees.

====================================================================================================================================
Independent Trustees*
------------------------------------------------------------------------------------------------------------------------------------
Donald W.   P.O. Box 9095  Trustee      2002 to  General Partner of The Burton Partnership, Limited    23 Funds        ITC Delta-
Burton      Princeton, NJ               present  partnership (an Investment Partnership) since 1979;   42 Portfolios   Com, Inc.,
            08543-9095                           Managing General Partner of The South Atlantic                        Knology,
            Age: 60                              Venture Funds, since 1983; Member of the Investment                   Inc.,
                                                 Advisory Committee of the Florida State Board of                      Symbion, Inc.
                                                 Administration since 2001.
------------------------------------------------------------------------------------------------------------------------------------
M. Colyer   P.O. Box 9095  Trustee      2000 to  James R. Williston Professor of Investment            24 Funds        Cambridge
Crum        Princeton, NJ               present  Management Emeritus, Harvard Business School since    43 Portfolios   Bancorp
            08543-9095                           1996; James R. Williston Professor of Investment
            Age: 72                              Management, Harvard Business School from 1971 to
                                                 1996.
------------------------------------------------------------------------------------------------------------------------------------
Laurie      P.O. Box 9095  Trustee      2000 to  Professor of Finance and Economics, Graduate School   23 Funds        None
Simon       Princeton, NJ               present  of Business, Columbia University since 1998.          42 Portfolios
Hodrick     08543-9095
            Age: 42
------------------------------------------------------------------------------------------------------------------------------------
David H.    P.O Box 9095   Trustee      2003 to  Consultant with Putnam Investments from 1993 to 2003  23 Funds        None
Walsh       Princeton, NJ               present  and employed in various capacities therewith from     42 Portfolios
            08543-9095                           1973 to 1992; Director, The National Audubon Society
            Age: 63                              since 1998; Director, The American Museum of Fly
                                                 Fishing since 1997.
------------------------------------------------------------------------------------------------------------------------------------

Officers and Trustees (concluded)

                                                                                                       Number of
                                                                                                       Portfolios in   Other Public
                           Position(s)  Length of                                                      Fund Complex    Directorships
                           Held with    Time                                                           Overseen by     Held by
Name        Address & Age  Trust        Served   Principal Occupation(s) During Past 5 Years           Trustee         Trustee
====================================================================================================================================
Independent Trustees* (concluded)
------------------------------------------------------------------------------------------------------------------------------------
Fred G.     P.O. Box 9095  Trustee      2000 to  Managing Director of FGW Associates since 1997; Vice  23 Funds        Watson
Weiss       Princeton, NJ               present  President, Planning, Investment and Development of    42 Portfolios   Pharmaceu-
            08543-9095                           Warner Lambert Co. from 1979 to 1997; Director of                     ticals, Inc.
            Age: 63                              Michael J. Fox Foundation for Parkinson's Research
                                                 since 2000; Director of BTG International, PLC (a
                                                 global technology commercialization company) since
                                                 2001.

            * The Trustee's term is unlimited. Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.

====================================================================================================================================
Trust Officers
------------------------------------------------------------------------------------------------------------------------------------
Donald C.   P.O. Box 9011  Vice         1997 to  First Vice President of FAM and MLIM since 1997 and Treasurer thereof since 1999;
Burke       Princeton, NJ  President    present  Senior Vice President and Treasurer of Princeton Services since 1999 and Director
            08543-9011     and          and      since 2004; Vice President of FAMD since 1999; Vice President of MLIM and FAM from
            Age: 44        Treasurer    1999 to  1990 to 1997; Director of Taxation of MLIM from 1990 to 2001.
                                        present
------------------------------------------------------------------------------------------------------------------------------------
Robert C.   P.O. Box 9011  Senior Vice  1999 to  President of MLIM/FAM-advised funds since 2005; President of MLIM and FAM since
Doll, Jr.   Princeton, NJ  President    present  2001; Co-Head (Americas Region) thereof from 2000 to 2001 and Senior Vice President
            08543-9011                           from 1999 to 2001; President and Director of Princeton Services, Inc. since 2001;
            Age: 50                              President of Princeton Administrators, L.P. since 2001; Chief Investment Officer of
                                                 Oppenheimer Funds, Inc. from 1991 to 1999.
------------------------------------------------------------------------------------------------------------------------------------
Richard J.  P.O. Box 9011  Vice         1999 to  Managing Director and Head of Global Index and Enhanced Index products for Merrill
Vella       Princeton, NJ  President    present  Lynch Quantitative Advisors since 1999; Managing Director and Head of the Global
            08543-9011                           Index and Enhanced Index business at Bankers Trust from 1984 to 1999.
            Age: 48
------------------------------------------------------------------------------------------------------------------------------------
Jeffrey     P.O Box 9011   Chief        2004 to  Chief Compliance officer of the MLIM/FAM-advised funds and First Vice President and
Hiller      Princeton, NJ  Compliance   present  Chief Compliance Officer of MLIM since 2004; Global Director of Compliance at
            08534          Officer               Morgan Stanley Investment Management from 2002 to 2004; Managing Director and
            Age: 53                              Global Director of Compliance at Citigroup Asset Management from 2000 to 2002;
                                                 Chief Compliance Officer at Soros Fund Management in 2000; Chief Compliance Officer
                                                 at Prudential Financial from 1995 to 2000.
------------------------------------------------------------------------------------------------------------------------------------
Alice A.    P.O. Box 9011  Secretary    2004 to  Secretary of MLIM, FAM, FAMD and Princeton Services since 2004; Director (Legal
Pellegrino  Princeton, NJ               present  Advisory) of MLIM since 2002; Vice President of MLIM from 1999 to 2002; Attorney
            08543-9011                           associated with MLIM since 1997.
            Age: 44
------------------------------------------------------------------------------------------------------------------------------------
            * Officers of the Trust serve at the pleasure of the Board of Trustees.
------------------------------------------------------------------------------------------------------------------------------------
            Further information about the Trust's Officers and Trustees is available in the Trust's Statement of Additional
            Information, which can be obtained without charge by calling 1-800-MER-FUND.
------------------------------------------------------------------------------------------------------------------------------------

Custodian

JPMorgan Chase Bank
4 Chase Metro Tech Center, 18th floor
Brooklyn, NY 11245

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
800-637-3863

Effective January 1, 2005, Terry K. Glenn, President and Trustee and M. Coyler Crum, Trustee of Quantitative Master Series Trust retired. The Trust's Board of Trustees wishes Mr. Glenn and Professor Crum well in their retirements.

Effective January 1, 2005, Robert C. Doll, Jr. became Executive Vice President and Chief Investment Officer of the Trust.

Item 2 - Code of Ethics - The registrant has adopted a code of ethics, as of the end of the period covered by this report, that applies to the registrant's principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. A copy of the code of ethics is available without charge upon request by calling toll-free 1-800-MER-FUND (1-800-637-3863).

Item 3 - Audit Committee Financial Expert - The registrant's board of directors has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent: (1) Donald W. Burton, (2) M. Colyer Crum, (3) Laurie Simon Hodrick, (4) John F. O'Brien (as of November 22, 2004), (5) David H. Walsh and (6) Fred G. Weiss.

         The registrant's board of directors has determined that Laurie Simon Hodrick and M. Colyer Crum qualify as financial experts pursuant to
         Item 3(c)(4) of Form N-CSR.

         Ms. Hodrick has a thorough understanding of generally accepted accounting principals, financial statements, and internal controls and procedures for financial reporting. Ms. Hodrick earned a Ph.D. in economics and has taught courses in finance for over 15 years. Her M.B.A.-level course centers around the evaluation and analysis of firms' corporate financial statements. She has also taught in financial analysts' training programs. Ms. Hodrick has also worked with several prominent corporations in connection with the analysis of financial forecasts and projections and analysis of the financial statements of those companies, serving on the Financial Advisory Council of one of these major corporations. She has also served as the Treasurer and Finance Chair of a 501(c)(3) organization. Ms. Hodrick has published a number of articles in leading economic and financial journals and is the associate editor of two leading finance journals.

         M. Colyer Crum also possesses a thorough understanding of generally accepted accounting principals, financial statements, and internal controls and procedures for financial reporting through a combination of education and experience. Professor Crum was a professor of investment management at the Harvard Business School for 25 years. The courses taught by Professor Crum place a heavy emphasis on the analysis of underlying company financial statements with respect to stock selection and the analysis of credit risk in making loans. Professor Crum has also served on a number of boards of directors and has served on the audit committees, and in some cases chaired the audit committee, for several major corporations and financial institutions. For two such organizations, Professor Crum has performed extensive investment analysis of financial statements in connection with investment management decisions. From these experiences, he has gained significant experience with the establishment of reserves and accounting policies, differences between U.S. GAAP and Canadian GAAP and executive compensation issues.

Item 4 - Principal Accountant Fees and Services

         (a) Audit Fees -         Fiscal Year Ending December 31, 2004 - $30,700
                                  Fiscal Year Ending December 31, 2003 - $30,000

         (b) Audit-Related Fees - Fiscal Year Ending December 31, 2004 - $0
                                  Fiscal Year Ending December 31, 2003 - $0

         (c) Tax Fees -           Fiscal Year Ending December 31, 2004 - $5,000
                                  Fiscal Year Ending December 31, 2003 - $6,000

         The nature of the services include tax compliance, tax advice and tax planning.

         (d) All Other Fees -     Fiscal Year Ending December 31, 2004 - $0
                                  Fiscal Year Ending December 31, 2003 - $0

         (e)(1) The registrant's audit committee (the "Committee") has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the registrant's affiliated service providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are a) consistent with the SEC's auditor independence rules and b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis ("general pre-approval"). However, such services will only be deemed pre-approved provided that any individual project does not exceed $5,000 attributable to the registrant or $50,000 for all of the registrants the Committee oversees. Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting.

         (e)(2) 0%

         (f) Not Applicable

         (g) Fiscal Year Ending December 31, 2004 - $11,926,355
             Fiscal Year Ending December 31, 2003 - $18,621,495

         (h) The registrant's audit committee has considered and determined that the provision of non-audit services that were rendered to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

         Regulation S-X Rule 2-01(c)(7)(ii) - $945,000, 0%

Item 5 - Audit Committee of Listed Registrants - Not Applicable

Item 6 - Schedule of Investments - Not Applicable

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies - Not Applicable

Item 8 - Portfolio Managers of Closed-End Management Investment Companies - Not Applicable

Item 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers - Not Applicable

Item 10 - Submission of Matters to a Vote of Security Holders - Not Applicable

Item 11 - Controls and Procedures

11(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

11(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12 - Exhibits attached hereto

12(a)(1) - Code of Ethics - See Item 2

12(a)(2) - Certifications - Attached hereto

12(a)(3) - Not Applicable

12(b) -    Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Master Enhanced Small Cap Series of Quantitative Master Series Trust


By: /s/ Robert C. Doll, Jr.
    -----------------------
    Robert C. Doll, Jr.,
    Chief Executive Officer of
    Master Enhanced Small Cap Series of Quantitative Master Series Trust

Date: February 24, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    -----------------------
    Robert C. Doll, Jr.,
    Chief Executive Officer of
    Master Enhanced Small Cap Series of Quantitative Master Series Trust

Date: February 24, 2005


By: /s/ Donald C. Burke
    -----------------------
    Donald C. Burke,
    Chief Financial Officer of
    Master Enhanced Small Cap Series of Quantitative Master Series Trust

Date: February 24, 2005